DocumentAndEntityInformation	Nov. 03, 2026
Document Information Line Items
Entity Central Index Key	0001530804
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	TRONOX HOLDINGS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35573
Entity Tax Identification Number	98-1467236
Entity Address, Address Line One	263 Tresser Boulevard
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	705-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	TROX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false